                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6370

                 Van Kampen Pennsylvania Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PENNSYLVANIA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)         DESCRIPTION                                                              COUPON       MATURITY             VALUE
              MUNICIPAL BONDS    148.3%
              PENNSYLVANIA    145.6%
     2,000    Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (AMT)
              (FGIC Insd)                                                              5.750        01/01/18              2,131,740
     1,000    Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                   5.125        03/01/32              1,047,390
     1,250    Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                   5.250        03/01/32              1,325,925
     1,300    Allegheny Cnty, PA Redev Auth Tax Increment Rev Robinson Mall Proj
              Ser A                                                                    7.000        11/01/17              1,395,706
     1,355    Allegheny Cnty, PA Residential Mtg Single Family Ser KK-2 (AMT)
              (GNMA Collateralized)                                                    5.750        05/01/33              1,412,222
       460    Allegheny Cnty, PA San Auth Swr (MBIA Insd)                              5.500        12/01/30                505,181
     2,540    Allegheny Cnty, PA San Auth Swr (Prerefunded @ 12/01/10)
              (MBIA Insd)                                                              5.500        12/01/30              2,833,345
       865    Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC Insd)                        *        12/01/09                746,235
     3,000    Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp & Med Ctr Proj
              (Prerefunded @ 11/01/09) (FSA Insd)                                      6.000        11/01/29              3,385,890
     1,000    Bethlehem, PA Auth Wtr Gtd (FSA Insd)                                    5.000        11/15/19              1,078,140
       785    Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj Rfdg (AMT)
              (LOC: Paribas & Union Bk of CA Intl)                                     6.650        05/01/10                852,549
     2,000    Central Dauphin, PA Sch Dist (FSA Insd)                                  5.000        12/01/19              2,146,800
     1,000    Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury
              Hlth Cent Rfdg                                                           6.375        12/01/19              1,040,670
     1,000    Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury
              Hlth Cent Rfdg                                                           6.375        12/01/24              1,040,590
     2,000    Cheltenham Twp, PA (AMBAC Insd)                                          5.000        01/01/28              2,122,840
     1,000    Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj
              Ser A (ACA Insd)                                                         5.500        04/15/31              1,063,610
     1,500    Crawford Cnty, PA Hosp Auth Sr Living Fac Rev Westbury Utd
              Methodist Cmnty                                                          6.250        08/15/29              1,555,275
     2,000    Delaware Cnty, PA Auth College Cabrini College (Radian Insd)             5.750        07/01/23              2,138,180
     2,295    Delaware Cnty, PA Auth College Neumann College Rfdg (a)                  5.875        10/01/21              2,434,697
     1,000    Delaware Cnty, PA Auth First Mtg Rev Riddle Vlg Proj Rfdg
              (Prerefunded @ 06/01/06)                                                 6.875        06/01/16              1,030,840
     1,000    Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg               7.625        07/01/30              1,081,990
     1,750    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac (AMT) (FGIC Insd)            6.000        06/01/29              1,916,810
     2,500    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac-Aqua PA Inc Proj Ser B
              (FGIC Insd)                                                              5.000        11/01/36              2,594,750

PAR
AMOUNT
(000)         DESCRIPTION                                                              COUPON       MATURITY             VALUE
     2,500    Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Suburban Wtr (AMT)
              (AMBAC Insd)                                                             5.350        10/01/31              2,641,100
     1,230    Delaware Cnty, PA Regl Wtr Qual (MBIA Insd)                              5.250        05/01/19              1,346,838
     1,555    Delaware Cnty, PA Regl Wtr Qual (MBIA Insd) (a)                          5.250        05/01/22              1,694,297
     2,500    Delaware Vly, PA Regl Fin Auth                                           5.750        07/01/17              2,861,700
     2,000    Downingtown, PA Area Sch Dist (FSA Insd)                                 5.250        04/01/15              2,167,320
     3,295    Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)               7.000        08/01/22              3,371,708
     2,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                       5.000        12/01/33              2,151,100
     3,000    Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)                              5.000        07/15/21              3,199,560
     1,000    Harveys Lake Genl Muni Auth PA College Rev College Misericordia
              Proj (ACA Insd)                                                          6.000        05/01/19              1,068,800
     1,985    Jim Thorpe, PA Area Sch Dist (FSA Insd) (a)                              5.000        03/15/25              2,113,648
     1,000    Kennett, PA Cons Sch Dist Ser A (FGIC Insd)                              5.250        02/15/19              1,094,320
     1,000    Lebanon Cnty, PA Hlth Fac Pleasant View Auth Hlth Ctr Rev
              Retirement Ser A                                                         5.125        12/15/20              1,005,860
     1,000    Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A                    5.625        11/01/34              1,061,990
     1,800    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem             5.250        08/15/23              1,866,240
     1,750    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem             5.375        08/15/33              1,814,085
     2,310    Luzerne Cnty, PA Ser A (MBIA Insd) (a)                                   5.250        11/15/17              2,538,898
     4,000    Luzerne Cnty, PA Ser A (MBIA Insd)                                       5.250        11/15/25              4,318,640
     3,000    Lycoming Cnty, PA Auth College Rev PA College of Technology
              (AMBAC Insd)                                                             5.350        07/01/26              3,222,180
     2,500    Mercer Cnty, PA Indl Dev Auth Wtr Facs Philadelphia Sub Corp (AMT)
              (MBIA Insd)                                                              6.000        07/01/30              2,747,650
     1,250    Mifflin Cnty, PA Ser A (FGIC Insd)                                       5.000        09/01/31              1,304,875
     1,000    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                        6.000        01/01/43              1,071,910
     2,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem
              Hosp Ser A                                                               5.125        06/01/32              2,043,880
     1,000    Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay Proj Ser A
              (MBIA Insd)                                                              5.250        11/01/14              1,112,360
     1,000    Moon Area Sch Dist PA (FSA Insd)                                         5.000        11/15/25              1,068,400
     2,345    Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch Proj                          5.800        03/01/25              2,491,562
       630    New Castle, PA San Auth Swr Rfdg (MBIA Insd)                             5.000        06/01/24                653,083
     1,575    New Castle, PA San Auth Swr Rfdg (MBIA Insd)                             5.000        06/01/27              1,629,227
     1,000    Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser D
              (AMT)                                                                    7.150        12/01/18              1,021,560
     1,000    Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser G
              Rfdg                                                                     5.125        12/01/15              1,008,720
     2,500    Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 70A (AMT)             5.900        04/01/31              2,614,000
     2,000    Pennsylvania Hsg Fin Agy Single Family Mtg Ser 61A (AMT)                 5.500        04/01/29              2,069,440
     2,385    Pennsylvania Hsg Fin Agy Single Family Mtg Ser 66A (AMT)                 5.650        04/01/29              2,482,427
     1,260    Pennsylvania Hsg Fin Agy Single Family Mtg Ser 67A (AMT)                 5.900        10/01/30              1,313,638
     3,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ (a)                   5.500        05/01/16              3,306,780

PAR
AMOUNT
(000)         DESCRIPTION                                                              COUPON       MATURITY             VALUE
     2,000    Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                     5.500        05/01/34              2,096,600
     1,500    Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia
              Ser A (XLCA Insd)                                                        5.000        11/01/36              1,570,425
     2,570    Pennsylvania St Higher Ed Fac Auth Rev Univ Slippery Rock Fndtn
              Ser A (XLCA Insd) (a)                                                    5.000        07/01/24              2,723,558
     1,000    Pennsylvania St Higher Ed Fac Messiah College Ser AA3 (Radian Insd)      5.500        11/01/22              1,080,420
     1,770    Pennsylvania St Higher Ed Fac Rev Thomas Jefferson Univ                  5.375        01/01/25              1,902,555
     1,000    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                            6.250        01/15/18              1,122,410
     3,600    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A (FSA Insd)                 5.000        08/01/29              3,726,864
     3,000    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                            6.000        01/15/31              3,307,320
     1,200    Pennsylvania St Tpk Commn Tpk Rev Ser A (AMBAC Insd)                     5.250        12/01/21              1,317,348
     4,505    Pennsylvania St Tpk Commn Tpk Rev Ser T Rfdg (FGIC Insd)                 5.500        12/01/13              5,106,237
     2,000    Pennsylvania St Univ                                                     5.000        09/01/29              2,119,420
     1,000    Pennsylvania St Univ                                                     5.000        09/01/35              1,053,840
     1,390    Pennsylvania St Univ Rfdg                                                5.250        08/15/14              1,552,046
     1,500    Philadelphia, PA (FSA Insd)                                              5.250        09/15/25              1,599,030
     5,000    Philadelphia, PA Auth for Indl Ser B (FSA Insd)                          5.500        10/01/17              5,554,100
     2,000    Philadelphia, PA Auth for Indl Ser B (FSA Insd)                          5.125        10/01/26              2,129,280
     1,000    Philadelphia, PA Auth Indl Dev Amern College of Physicians               5.500        06/15/27              1,050,450
     2,250    Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A
              (AMT) (FGIC Insd)                                                        5.125        07/01/19              2,366,235
     2,000    Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance 17th Ser (FSA Insd)      5.375        07/01/19              2,181,540
     3,250    Philadelphia, PA Gas Wks Rev Second Ser (FSA Insd)                       5.250        07/01/29              3,472,690
     1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Chestnut Hill College     6.000        10/01/29              1,023,940
     4,675    Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A (FGIC Insd)     5.250        04/15/12              5,139,181
     1,905    Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A (FGIC Insd)     5.500        04/15/16              2,106,416
     4,000    Pittsburgh & Allegheny Cnty, PA Pub Auditorium Auth Regl Asset
              Dist Sales Tax (AMBAC Insd)                                              5.000        02/01/24              4,216,240
     2,500    Pittsburgh, PA Ser A (AMBAC Insd)                                        5.500        09/01/17              2,757,825
     3,000    Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                5.750        09/01/22              3,282,630
     1,000    Pittsburgh, PA Urban Redev Auth Cent Triangle Tax Increment Ser A        6.100        05/01/19              1,067,380
     1,885    Pittsburgh, PA Wtr & Swr Auth Sys Rev (MBIA Insd) (a)                    5.000        09/01/24              2,007,110
     1,860    Quaker Valley, PA Sch Dist (Prerefunded @ 04/01/14) (FSA Insd) (a)       5.375        04/01/21              2,095,848
     1,500    Radnor Twp, PA Sch Dist Ser B (FSA Insd)                                 5.000        02/15/28              1,593,060
     2,000    Seneca Vly, PA Sch Dist (FGIC Insd) (b)                                  5.000        01/01/21              2,133,960
     1,000    Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig (Prerefunded
              @ 05/15/11) (MBIA Insd)                                                  5.375        05/15/28              1,084,890

PAR
AMOUNT
(000)         DESCRIPTION                                                              COUPON       MATURITY             VALUE
       360    State Pub Sch Bldg Auth PA Conneaut Sch Dist (FGIC Insd)                 5.250        11/01/22                395,600
       640    State Pub Sch Bldg Auth PA Conneaut Sch Dist (Prerefunded
              @ 11/01/13) (FGIC Insd)                                                  5.250        11/01/22                713,933
     1,075    State Pub Sch Bldg Auth PA North Hampton Cnty Ser A Rfdg
              (AMBAC Insd)                                                             5.000        03/01/20              1,146,412
     1,740    State Pub Sch Bldg Auth PA Sch Rev Lease Colonial Inter Unit 20
              (FGIC Insd)                                                              5.000        05/15/30              1,842,834
     2,545    Susquehanna Area Regl Arpt Auth Ser A (AMT) (AMBAC Insd) (a)             5.500        01/01/18              2,761,605
     1,500    Susquehanna Area Regl Arpt Auth Ser D                                    5.375        01/01/18              1,531,665
     2,030    Troy, PA Area Sch Dist Bradford Cnty (FGIC Insd) (a)                     5.000        03/01/30              2,091,509
     1,000    Union Cnty, PA Higher Ed Fac Auth Bucknell Univ Ser A                    5.250        04/01/19              1,097,060
     2,155    Uniontown Area, PA Sch Dist Ser A (Prerefunded @ 10/01/12)
              (FSA Insd)                                                               5.500        10/01/27              2,421,099
     2,500    Washington Cnty, PA Ser A (AMBAC Insd)                                   5.125        09/01/27              2,641,675
     1,000    West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj                      6.250        01/01/32              1,085,310
     1,765    Wilson, PA Sch Dist (FGIC Insd) (b)                                      5.000        05/15/19              1,906,024
     1,230    Wilson, PA Sch Dist Second Ser (FSA Insd)                                5.375        05/15/15              1,353,873
     1,240    York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                  5.375        02/15/18              1,364,484
                                                                                                                    ----------------
                                                                                                                        202,253,102
                                                                                                                    ----------------

              PUERTO RICO    1.5%
     2,000    Puerto Rico Comwlth Infrastructure Fin Auth Spl Ser B                    5.000        07/01/41              2,088,540
                                                                                                                    ----------------

              U. S. VIRGIN ISLANDS    1.2%
     1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A             6.500        10/01/24              1,696,275
                                                                                                                    ----------------

TOTAL INVESTMENTS    148.3%
   (Cost $193,743,349)                                                                                                  206,037,917

LIABILITIES IN EXCESS OF OTHER ASSETS    (1.4%)                                                                          (2,041,768)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (46.9%)                                                           (65,103,722)
                                                                                                                    ----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $   138,892,427
                                                                                                                    ================

            Percentages are calculated as a percentage of net assets
            applicable to common shares.
*           Zero coupon bond
(a)         The Trust owns 100% of the bond issuance.
(b)         Securities purchased on a when-issued or delayed delivery basis.
ACA         - American Capital Access
AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax
FGIC        - Financial Guaranty Insurance Co.
FHA         - Federal Housing Administration
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
LOC         - Letter of Credit

MBIA        - Municipal Bond Investors Assurance Corp.
Radian      - Radian Asset Assurance
XLCA        - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005